Derivatives and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives

As of September 30, 2013, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest rate swaps	10	$667,590

As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest rate swaps	7	$152,590
Interest rate cap	1	50,000
Total	8	$202,590

As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount
Interest Rate Swaps	Derivatives, at fair value	7	$152,590
Interest Rate Cap	Derivatives, at fair value	1	50,000
Total		8	$202,590

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount
Interest Rate Swap	Derivatives, at fair value	1	$5,060

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Balance Sheet as of September 30, 2013 and December 31, 2012 (dollar amounts in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	September 30, 2013	December 31, 2012
Interest rate products	Derivative assets, at fair value	$7,088	$-
Interest rate products	Derivative liabilities, at fair value	$(1,785)	$(3,830)

Derivatives Designated as Hedging Instruments

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2012 and 2011 (amounts in thousands):

	Balance Sheet Location	December 31, 2012	December 31, 2011
Interest Rate Swaps	Derivatives, at fair value	$(3,830)	$(98)
Interest Rate Cap	Derivatives, at fair value	-	NA (1)
Total		$(3,830)	$(98)
(1)	NA means not applicable

Derivative Instruments and Hedging Activities Disclosure

The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the three and nine months ended September 30, 2013 and 2012, respectively (amounts in thousands).

	Three Months Ended September 30,		Nine Months Ended September 30,
Derivatives in Cash Flow Hedging Relationships	2013	2012	2013	2012
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$(4,880)	$(1,541)	$6,009	$(4,715)
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$(1,258)	$(343)	$(3,209)	$(678)
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	$(56)	$(91)	$(79)	$(91)

The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (amounts in thousands). The Company had no active derivatives during the period from the Company's date of inception to December 31, 2010.

	Year Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,684)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(941)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)*	$(1)	$-
*	The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.

Net Amounts of Offsetting Derivative Liabilities Presented in the Consolidated Balance Sheet

The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company's derivatives as of September 30, 2013 and December 31, 2012. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the consolidated balance sheets.

Offsetting of Derivative Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
September 30, 2013	$7,088	$(1,785)	$-	$7,088	$(1,785)	$-	$-	$5,303
December 31, 2012	$-	$(3,830)	$-	$-	$(3,830)	$-	$-	$(3,830)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Reclassifications out of Accumulated Other Comprehensive Income ("AOCI")

The following table details reclassification adjustments out of AOCI and the corresponding effect on net income for the three and nine months ended September 30, 2013 and 2012 (amounts in thousands):

	Amount Reclassified from AOCI				Affected Line Items in the Consolidated Statements of Operations and Comprehensive Loss
	Three Months Ended September 30,		Nine Months Ended September 30,
AOCI Component	2013	2012	2013	2012
Unrealized loss on investment securities, net	$-	$-	$93	$-	Gain on sale of investment securities
Designated derivatives, fair value adjustment	(1,258)	(343)	(3,209)	(678)	Interest expense